Deferred tax	12 Months Ended
Jun. 30, 2025
Deferred tax
Deferred tax
17	Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2025	2024
	£’000	£’000
UK deferred tax assets	24,927	17,607

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2025	2024
	£’000	£’000
At 1 July	17,607	(3,304)
Credited to statement of profit or loss (Note 10)	7,728	19,559
(Expensed)/credited to other comprehensive income (Note 10)	(408)	1,667
Expense relating to share-based payments(1)	—	(315)
At 30 June	24,927	17,607

17	Deferred tax (continued)

The movement in US net deferred tax assets are as follows:

		Unrealized
	Net operating	foreign exchange
	losses and interest	and derivative	Property, plant	Foreign tax
	restriction	movements	and equipment	credits	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2023	(6,976)	2,796	4,180		—
Expensed/(credited) to statement of profit or loss (Note 10)	2,699	(2,796)	97		—
At 30 June 2024	(4,277)	—	4,277		—
(Credited)/expensed to statement of profit or loss (Note 10)	(15,144)	—	(65)	15,209	—
At 30 June 2025	(19,421)	—	4,212	15,209	—
(1)	Expenses relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.

The movement in UK net deferred tax assets/ (liabilities) are as follows:

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2023	(1,602)	(15,737)	(17,472)	(16,180)	46,508	1,179	(3,304)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,857)	(6,845)	5	631	25,124	2,501	19,559
Credited to other comprehensive income (Note 10)	—	—	—	—	250	1,417	1,667
Expense relating to share based payments	—	—	—	—	—	(315)	(315)
At 30 June 2024	(3,459)	(22,582)	(17,467)	(15,549)	71,882	4,782	17,607
(Expensed)/credited to statement of profit or loss (Note 10)	(1,676)	(4,677)	5	631	15,287	(1,842)	7,728
Expensed to other comprehensive income (Note 10)	—	—	—	—	(132)	(276)	(408)
At 30 June 2025	(5,135)	(27,259)	(17,462)	(14,918)	87,037	2,664	24,927
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2026.
(2)	Of the total deferred tax assets, £24,927,000 is expected to be settled after more than one year.

17Deferred tax (continued)

Significant estimates – recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management uses “base case” approved forecasts which incorporate a number of assumptions, particularly around the performance of our Commercial revenue sector, including a prudent level of future uncontracted revenues in the forecast period, Broadcasting revenue assumptions around improved performance in domestic and UEFA club competitions, notably the Premier League and the UEFA Champions League, and Matchday revenue assumptions, notably attendances and matchday hospitality sales. These forecasts also take into account various cost-saving initiatives instigated by management in the years ended 30 June 2025 and 30 June 2024. As these are forecast numbers, estimation uncertainty is inherent and management make prudent assessments in arriving at our estimate. For example, prolonged under performance of the men’s first team compared to forecast could result in insufficient future taxable profits, resulting in a longer timeframe over which our deferred tax assets are recognizable or a limitation on the amount of deferred tax assets that are recoverable.

We also consider the regulations applicable to tax and advice on their interpretation and potential future business planning. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At 30 June 2025 there is an unrecognized US deferred tax asset of £97,278,000 which is detailed below (2024: £94,280,000 in respect of foreign tax credits in the US):

General
		Net operating	accruals not	Salary not
		losses and	paid within	paid with
	Foreign tax	interest	8.5 months	2.5 months	Research and
	credits	restriction	of year end	of year end	development	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	13,547	69,274	5,291	2,230	2,511	4,425	97,278

At 30 June 2025, the Group had no unrecognized UK deferred tax assets (2024: £nil).